UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21024

Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments • September 30, 2007 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATES	VALUE
	U.S. Government Agencies - Discount Notes (35.9%)
$700	Federal Farm Credit Banks	4.70%	12/12/07	$693,490
474,940	Federal Home Loan Banks	4.00 - 5.25	10/01/07 - 02/20/08	474,047,640
25,000	Federal National Mortgage Assoc.	5.25	11/01/07	24,868,671

	Total U.S. Government Agencies - Discount Notes (Cost $499,609,801)			499,609,801

	Repurchase Agreements (20.8%)
20,000	Banc of America Securities, LLC (dated 09/11/07; proceeds $20,085,833) (a)	5.15	10/11/07	20,000,000
98,000	Barclays Capital Inc. (dated 09/28/07; proceeds $98,041,813) (b)	5.12	10/01/07	98,000,000
20,000	Barclays Capital Inc. (dated 09/14/07; proceeds $20,086,111) (c)	5.00	10/15/07	20,000,000
10,000	Barclays Capital Inc. (dated 07/03/07; proceeds $10,220,000) (d)	5.28	11/30/07	10,000,000
10,000	Barclays Capital Inc. (dated 07/18/07; proceeds $10,393,811) (e)	5.29	04/11/08	10,000,000
80,490	Goldman Sachs & Co. (dated 09/28/07; proceeds $80,524,208) (f)	5.10	10/01/07	80,490,000
10,000	Goldman Sachs & Co. (dated 09/26/07; proceeds $10,009,392) (g)	4.83	10/03/07	10,000,000
40,000	Wachova Cap Markets LLC (dated 09/28/07; proceeds $40,017,000) (h)	5.10	10/01/07	40,000,000

	Total Repurchase Agreements (Cost $288,490,000)			288,490,000

	U.S. Government Agencies - Floating Rate Notes (29.3%)
103,750	Federal Farm Credit Banks	4.88 - 5.37†	02/20/08 - 03/11/09*	103,740,667
253,900	Federal Home Loan Banks	5.12 - 5.68†	10/14/07 - 02/22/08*	253,947,761
50,000	Freddie Mac	5.38†	09/30/08*	49,978,206

	Total U.S. Government Agencies - Floating Rate Notes (Cost $407,666,634)			407,666,634

	U.S. Government Agencies - Debenture Bonds (16.2%)
3,000	Federal Farm Credit Banks	5.12 - 5.14	12/24/07 - 01/28/08	2,991,396
207,845	Federal Home Loan Banks	4.61 - 5.26	10/12/07 - 08/13/08	207,422,429
5,000	Federal National Mortgage Assoc.	5.00	10/03/08	5,000,318
10,000	Freddie Mac	5.13	11/16/07	9,988,980

	Total U.S. Government Agencies - Debenture Bonds (Cost $225,403,123)			225,403,123

	Total Investments (Cost $1,421,169,558) (i)		102.2%	1,421,169,558

	Other Assets in Excess of Liabilities		(2.2)	(30,797,863)

	Net Assets		100.0%	$1,390,371,695

†	Rate shown is the rate in effect at September 30, 2007.
*	Date of next interest rate reset.
(a)	Collateralized by Freddie Mac 5.50% due 07/01/37 valued at $20,400,001.
(b)	Collateralized by Freddie Mac 5.50% due 04/01/37 - 05/01/37 valued at $99,960,000.
(c)	Collateralized by Federal National Mortgage Assoc. 5.00% due 08/01/20 valued at $20,400,001.
(d)	Collateralized by Freddie Mac 5.50% due 08/01/36 valued at $10,200,000.
(e)	Collateralized by Freddie Mac 4.88% due 12/15/15 valued at $10,200,892.
(f)	Collateralized by Freddie Mac 4.50% - 7.00% due 11/01/19 - 01/01/37 valued at $9,490,318 and Federal National Mortgage Assoc. 4.00% - 6.50% due 05/01/14 - 09/01/37 valued at $72,609,482.
(g)	Collateralized by Freddie Mac 6.50% due 12/01/19 valued at $772,823 and Federal National Mortgage Assoc. 5.00% - 6.50% due 01/01/21 - 01/01/36 valued at $9,427,177.
(h)

Collateralized by Government National Mprtgage Assoc. 6.00% - 7.35% due 02/15/27 - 09/15/31 valued at $4,810,969 and Federal National Mortgage Assoc. 5.23% - 7.14% due 04/01/09 - 10/01/17 valued at $35,989,031.

(i)	Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007